Note 10 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	In Thousands
	2019	2018
Deferred tax asset:
Federal	$7,444	9,046
State	2,240	2,739
	9,684	11,785
Deferred tax liability:
Federal	(2,666)	(2,167)
State	(882)	(717)
	(3,548)	(2,884)
Net deferred tax asset	$6,136	8,901
	In Thousands
	2019	2018
Financial statement allowance for loan losses in excess of tax allowance	$7,283	6,846
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(2,976)	(2,557)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	1,193	1,128
Writedown of other real estate not deductible for income tax purposes until sold	157	176
Financial statement income on FHLB stock dividends not recognized for tax purposes	(327)	(327)
Unrealized loss (gain) on securities available-for-sale	(245)	2,726
Equity based compensation	625	469
Other items, net	426	440
Net deferred tax asset	$6,136	8,901

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	In Thousands
	Federal	State	Total
2019
Current	$10,134	1,411	11,545
Deferred	(335)	(143)	(478)
Total	$9,799	$1,268	11,067
2018
Current	$8,310	721	9,031
Deferred	(136)	(112)	(248)
Total	$8,174	609	8,783
2017
Current	$14,004	2,354	16,358
Deferred	3,205	(209)	2,996
Total	$17,209	2,145	19,354

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	In Thousands
	2019	2018	2017
Computed “expected” tax expense	$9,893	8,689	14,579
State income taxes, net of Federal income tax benefit	1,056	432	1,346
Tax exempt interest, net of interest expense exclusion	(186)	(226)	(415)
Federal income tax rate in excess of statutory rate related to taxable income over $10 million	—	—	399
Earnings on cash surrender value of life insurance	(170)	(177)	(292)
Expenses not deductible for tax purposes	37	16	43
Equity based compensation expense	15	(39)	16
Revaluation of federal deferred tax assets due to change in tax rates	—	—	3,603
Other	422	88	75
	$11,067	8,783	19,354